Group Cash Flow Statement - GBP (£) £ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Cash flow from operating activities
Profit before tax		£ 1,454	£ 1,174
Share-based payments		36	40
Profit on disposal of subsidiaries and interest in associates			(1)
Share of post tax losses of associates and joint ventures		(1)
Net finance expense		239	280
Depreciation and amortisation		1,736	1,757
(Increase) decrease in working capital		(489)	(431)
Provisions, pensions and other non-cash movements	[1]	(2,009)	(72)
Cash inflow from operating activities	[2]	966	2,747
Tax paid		(210)	(181)
Net cash inflow from operating activities		756	2,566
Cash flow from investing activities
Interest received		8	2
Acquisition of subsidiaries, associates and joint ventures		(6)	(20)
Proceeds on disposal of subsidiaries			2
Purchases of property, plant and equipment and software		(1,739)	(1,665)
Proceeds on disposal of property, plant and equipment		3	11
Outflow non-current amounts to ultimate parent company	[3]	(1,052)	(1,200)
Purchases of current financial assets		(6,721)	(5,892)
Proceeds on disposal of current financial assets		6,395	4,853
Net cash outflow from investing activities		(3,112)	(3,909)
Cash flow from financing activities
Interest paid		(236)	(259)
Proceeds from bank loans and bonds		2,896	2,029
Repayment of borrowings	[4]	(480)	(502)
Cash flows from derivatives related to net debt		59	(132)
Net cash outflow from financing activities		2,239	1,136
Net (decrease) increase in cash and cash equivalents		(117)	(207)
Opening cash and cash equivalents		492	509
Net (decrease) increase in cash and cash equivalents		(117)	(207)
Effect of exchange rate changes		7	(19)
Closing cash and cash equivalents	[5]	£ 382	£ 283

[1]	Includes pension deficit payments of £2,012m for the half year to 30 September 2018 (H1 2017/18: £10m)
[2]	Includes cash flows relating to TV programme rights
[3]	In addition, there are non-cash movements in this intra-group loan arrangement which principally relate to the settlement of dividends with the parent company and amounts the ultimate parent company was owed by the parent company which were settled through their loan accounts with British Telecommunications plc. For further details see note 12.
[4]	Repayment of borrowings includes the impact of hedging and repayment of lease liabilities
[5]	Net of bank overdrafts of £39m at 30 September 2018 (30 September 2017: £62m; 31 March 2018: £29m)